UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21722

Name of Fund:  Enhanced Equity Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2005

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21722
Reporting Period: 07/01/2004 - 06/30/2005
Enhance Equity Yield Fund, Inc.









======================= ENHANCE EQUITY YIELD FUND, INC. ========================


AT&T CORP.

Ticker:       T              Security ID:  001957505
Meeting Date: JUN 30, 2005   Meeting Type: Annual
Record Date:  MAY 27, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management
3.1   Elect Director William F. Aldinger        For       For        Management
3.2   Elect Director Kenneth T. Derr            For       For        Management
3.3   Elect Director D.W. Dorman                For       For        Management
3.4   Elect Director M.K. Eickhoff-Smith        For       For        Management
3.5   Elect Director H.L. Henkel                For       For        Management
3.6   Elect Director F.C. Herringer             For       For        Management
3.7   Elect Director Jon C. Madonna             For       For        Management
3.8   Elect Director Donald F. McHenry          For       For        Management
3.9   Elect Director Tony L. White              For       For        Management
4     Ratify Auditors                           For       For        Management
5     Limit Awards to Executives                Against   Against    Shareholder
6     Performance- Based/Indexed Options        Against   Against    Shareholder
7     Report on Executive Compensation          Against   For        Shareholder
8     Redeem or Vote Poison Pill                Against   For        Shareholder
9     Review Executive Compensation             Against   For        Shareholder
10    Submit Severance Agreement                Against   Against    Shareholder
      (Change-in-Control) to Shareholder Vote


--------------------------------------------------------------------------------

NORDIC AMERICAN TANKER SHIPP

Ticker:       NAT            Security ID:  G65773106
Meeting Date: JUN 20, 2005   Meeting Type: Annual
Record Date:  MAY 23, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Herbjorn Hansson as Director        For       Did Not    Management
                                                          Vote
1.2   Elect Torbjorn Gladso as Director         For       Did Not    Management
                                                          Vote
1.3   Elect David Gibbons as Director           For       Did Not    Management
                                                          Vote
1.4   Elect George C. Lodge as Director         For       Did Not    Management
                                                          Vote
1.5   Elect Andreas Ove Ugland as Director      For       Did Not    Management
                                                          Vote
1.6   Elect Andrew W. March as Director         For       Did Not    Management
                                                          Vote
1.7   Elect Paul J. Hopkins as Director         For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Enhanced Equity Yield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Equity Yield Fund, Inc.

Date:  August 25, 2005